Long-Term Investments (Tables)	12 Months Ended
Jun. 30, 2023
Long-Term Investments [Abstract]
Schedule of Equity Investments without Readily Determinable Fair Values
	As of June 30,
	2023	2022
Equity investments without readily determinable fair values
Beijing UniDev Software Co., Ltd. (“UniDev”)	$232,924	$252,161
Shenzhen Huaqin Robotics Co., Ltd. (“Huaqin Robotics”)	-	149,296
Total equity investments without readily determinable fair values	232,924	401,457

Equity method investments
Fuson Group Limited (“Fuson”)	210,243	139,164
Shanghai Shier Information Technology Co., Ltd. (“Shier”)	13,431	69,765
Total equity method investments	223,674	208,929
	$456,598	$610,386